Short-term debt and short-term debt from related parties (Details) € in Thousands, $ in Thousands	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jul. 30, 2019 USD ($)
Debt
Short-term debt	€ 1,506,911	€ 1,149,988
Short-term debt from related parties	520,600	21,865
Short-term debt and short-term debt from related parties	2,027,511	1,171,853
Commercial paper program
Debt
Short-term debt	929,775	999,732
Commercial paper borrowing limit	1,000,000	1,000,000
Borrowings under lines of credit
Debt
Short-term debt	570,833	143,875
Borrowings under cash management system	352,846
Borrowings offset under cash management system		152,598
Other
Debt
Short-term debt	€ 6,303	€ 6,381
Related party loan agreement
Debt
Short term borrowing capacity from related party			€ 600,000	$ 400,000